Bonds and financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Bonds and financing
Bonds and financing at beginning of period		R$ 842,996		R$ 831,226
Additions	[1]			250,000
Payment of interest		(118,901)	[2]	(92,500)	R$ (24,922)
Payment of principal		(50,885)	[2]	(255,644)
Interest accrued		117,495		108,896
Transaction cost of bonds		1,058		1,018
Transfers		0		0
Bonds and financing at end of period		791,763		842,996	831,226
Current liabilities
Bonds and financing
Bonds and financing at beginning of period		93,779		281,491
Additions	[1]			0
Payment of interest		(118,901)	[2]	(92,500)
Payment of principal		(50,885)	[2]	(255,644)
Interest accrued		117,495		108,896
Transaction cost of bonds		1,058		1,018
Transfers		499,217		50,518
Bonds and financing at end of period		541,763		93,779	281,491
Current Bonds with Related Parties [member]
Bonds and financing
Bonds and financing at beginning of period		63,325		264,673
Additions	[1]			0
Payment of interest		(40,984)	[2]	(33,921)
Payment of principal		(50,885)	[2]	(254,885)
Interest accrued		42,242		36,573
Transaction cost of bonds		0		0
Transfers		206		50,885
Bonds and financing at end of period		13,904		63,325	264,673
Current Bonds [Member]
Bonds and financing
Bonds and financing at beginning of period		30,454		16,581
Additions	[1]			0
Payment of interest		(77,917)	[2]	(58,425)
Payment of principal		0	[2]	0
Interest accrued		75,253		72,298
Transaction cost of bonds		1,058		1,018
Transfers		499,011		(1,018)
Bonds and financing at end of period		527,859		30,454	16,581
Current Financing [member]
Bonds and financing
Bonds and financing at beginning of period		0		237
Additions	[1]			0
Payment of interest				(154)
Payment of principal				(759)
Interest accrued				25
Transaction cost of bonds				0
Transfers				651
Bonds and financing at end of period				0	237
Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period		749,217		549,735
Additions	[1]			250,000
Payment of interest		0	[2]	0
Payment of principal		0	[2]	0
Interest accrued		0		0
Transaction cost of bonds		0		0
Transfers		(499,217)		(50,518)
Bonds and financing at end of period		250,000		749,217	549,735
Non-current Bonds with Related Parties [member]
Bonds and financing
Bonds and financing at beginning of period		250,206		51,091
Additions	[1]			250,000
Payment of interest		0	[2]	0
Payment of principal		0	[2]	0
Interest accrued		0		0
Transaction cost of bonds		0		0
Transfers		(206)		(50,885)
Bonds and financing at end of period		250,000		250,206	51,091
Non-current Bonds [Member]
Bonds and financing
Bonds and financing at beginning of period		499,011		497,993
Additions	[1]			0
Payment of interest		0	[2]	0
Payment of principal		0	[2]	0
Interest accrued		0		0
Transaction cost of bonds		0		0
Transfers		(499,011)		1,018
Bonds and financing at end of period		0		499,011	497,993
Non-current Financing [member]
Bonds and financing
Bonds and financing at beginning of period		R$ 0		651
Additions	[1]			0
Payment of interest				0
Payment of principal				0
Interest accrued				0
Transaction cost of bonds				0
Transfers				(651)
Bonds and financing at end of period				R$ 0	R$ 651

[1]	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 36 months.
[2]	We present below the composition of interest and principal payments considering the issues made: